Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Dec. 31, 2013
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	December 31, 2013	December 31, 2012
Costs incurred and estimated earnings on uncompleted contracts	$533,837	$404,323
Less billings to date	(508,026)	(367,378)
	$25,811	$36,945

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2013	December 31, 2012
Unbilled revenue	$32,168	$80,223
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(6,357)	(9,755)
	$25,811	$70,468